Condensed consolidated statement of profit or loss - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	[1]
Shipping income
Revenue (Note 9)	$ 202,748,000	$ 290,591,000
Gains on disposal of vessels/other tangible assets (Note 12)	10,175,000	20,000
Other operating income (Note 9)	2,133,000	2,775,000
Total shipping income	215,056,000	293,386,000
Operating expenses
Voyage expenses and commissions (Note 10)	(46,277,000)	(32,283,000)
Vessel operating expenses (Note 10)	(78,870,000)	(78,488,000)
Charter hire expenses (Note 10)	(15,432,000)	(15,485,000)
Loss on disposal of vessels/other tangible assets (Note 12)	0	(21,027,000)
Depreciation tangible assets (Note 12)	(112,926,000)	(115,525,000)
Depreciation intangible assets	(51,000)	(48,000)
General and administrative expenses (Note 10)	(31,150,000)	(22,351,000)
Total operating expenses	(284,706,000)	(285,207,000)
RESULT FROM OPERATING ACTIVITIES	(69,650,000)	8,179,000
Finance income (Note 11)	7,185,000	2,393,000
Finance expenses (Note 11)	(33,978,000)	(22,034,000)
Net finance expenses	(26,793,000)	(19,641,000)
Gain on bargain purchase (Note 22)	36,280,000	0	[2]
Share of profit (loss) of equity accounted investees (net of income tax) (Note 23)	8,420,000	21,024,000
PROFIT (LOSS) BEFORE INCOME TAX	(51,743,000)	9,562,000
Income tax benefit (expense)	141,000	526,000
PROFIT (LOSS) FOR THE PERIOD	(51,602,000)	10,088,000	[2],[3]
Attributable to:
Owners of the company	$ (51,602,299)	$ 10,087,987
Basic earnings per share (in dollars per share)	$ (0.31)	$ 0.06
Diluted earnings per share (in dollars per share)	$ (0.31)	$ 0.06
Weighted average number of shares (basic) (in shares)	164,550,509	158,166,534
Weighted average number of shares (diluted) (in shares)	164,634,673	158,304,525

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.